Taxation - Analysis of Our Taxation Expenses (Parenthetical) (Detail)		12 Months Ended
	Apr. 01, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Expense [Line Items]
Corporation tax rate		19.00%	20.00%	20.00%
Change in corporation tax rate	19.00%	17.00%	17.00%	19.00%
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Corporation tax rate		19.00%	20.00%	20.00%